Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Leases, Reconciliation of Undiscounted Cash Flows to the Operating Lease Liability (Detail) - USD ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Liabilities, Payments Due [Abstract]
2025		$ 108
2026		1,298
2027		1,330
2028		1,363
Thereafter		8,874
Total future minimum lease payments, undiscounted		14,371
Less imputed interest		(7,336)
Less lease incentive to be reimbursed		(947)
Total		6,088
2029		1,398
Operating lease liability reported as of June 30, 2024:
Operating lease liability - current	$ 3,417		$ 1,918
Operating lease liability - non-current		6,088
Total		$ 6,088